Schedule of Promissory Note Receivable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Notes And Amounts Receivable For Equity Issued
Beginning balance	$ 1,158,832
Additions			1,184,549
Repayments			(23,745)
Accrued interest			17,733
Foreign exchange loss on revaluation	$ 113		(19,705)
Ending balance			$ 1,158,832